Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net sales
Domestic	$ 189,523,448	$ 120,081,045	$ 533,850,612	$ 377,062,572
Export	193,772,029	117,829,287	512,370,010	324,230,709
Services income	1,414,230	1,120,829	3,477,957	3,541,055
Total of sales	384,709,707	239,031,161	1,049,698,579	704,834,336
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	6,050,004	8,186,003	38,242,464	16,110,579
Cost of sales	268,452,309	189,044,970	732,291,029	585,244,228
Gross income	122,307,402	58,172,194	355,650,014	135,700,687
Other revenues (expenses):
Distribution, transportation and sale expenses	2,476,971	(652,161)	9,390,723	7,916,255
Administrative expenses	38,239,566	36,839,902	105,489,921	109,715,148
Other revenues	6,865,156	1,587,937	12,348,570	7,822,823
Other expenses	(2,613,251)	936,954	(3,569,068)	(767,123)
Operating income	85,842,770	24,509,344	249,548,872	25,124,984
Financing income	4,862,882	268,882	20,083,884	9,521,018
Financing (cost)	(36,248,904)	(33,355,212)	(110,411,972)	(130,196,711)
Derivative financial instruments (cost) income, net	(9,274,432)	17,023,945	(21,632,280)	2,003,365
Foreign exchange gain (loss), net	(47,003,832)	36,193,847	(23,407,879)	(383,467,068)
Sum of financing (costs) net, derivative instruments (cost) net and foreign exchange gains (loss), net	(87,664,286)	20,131,462	(135,368,247)	(502,139,396)
Profit (loss) sharing in joint ventures and associates	41,601	(1,403,920)	(3,166,683)	(2,214,544)
Income (loss) before duties, taxes and other	(1,779,915)	43,236,886	111,013,942	(479,228,956)
Profit-sharing duty, net	78,338,315	40,275,201	213,889,840	112,585,930
Income tax (income) expense	(2,873,818)	1,550,463	(2,638,122)	13,361,215
Total duties, taxes and other	75,464,497	41,825,664	211,251,718	125,947,145
Net (loss) income	(77,244,412)	1,411,222	(100,237,776)	(605,176,101)
Items that will be reclassified subsequently to profit or loss:
Currency translation effect	5,170,905	(3,271,070)	4,920,156	22,354,520
Items that will not be reclassified subsequently to profit or loss:
Actuarial gains (losses) - employee benefits, net of taxes	(9,045)		241,528,141	(54,156)
Total other comprehensive results	5,161,860	(3,271,070)	246,448,297	22,300,364
Total comprehensive income (loss)	(72,082,552)	(1,859,848)	146,210,521	(582,875,737)
Net loss attributable to:
Controlling interest	(77,208,825)	1,417,009	(100,094,174)	(605,044,201)
Non-controlling interest	(35,587)	(5,787)	(143,602)	(131,900)
Net (loss) income	(77,244,412)	1,411,222	(100,237,776)	(605,176,101)
Other comprehensive results attributable to:
Controlling interest	5,160,808	(3,270,025)	246,447,519	22,390,774
Non-controlling interest	1,052	(1,045)	778	(90,410)
Total other comprehensive results	5,161,860	(3,271,070)	246,448,297	22,300,364
Comprehensive income (loss):
Controlling interest	(72,048,017)	(1,853,016)	146,353,345	(582,653,427)
Non-controlling interest	(34,535)	(6,832)	(142,824)	(222,310)
Total comprehensive income (loss)	$ (72,082,552)	$ (1,859,848)	$ 146,210,521	$ (582,875,737)